Loans, financing and debentures (Details) - Schedule of loans and financing - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Transaction costs [Member]
Financing for agricultural costs
Loans, financing and debentures		R$ (6,858)	R$ (8,812)
Total [Member]
Financing for agricultural costs
Loans, financing and debentures		453,041	663,181
Current [Member]
Financing for agricultural costs
Loans, financing and debentures		123,411	322,046
Non-current [Member]
Financing for agricultural costs
Loans, financing and debentures		R$ 329,630	R$ 341,135
Financing for agricultural costs [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		3.24%	3.24%
Loans, financing and debentures			R$ 8,055
Financing for agricultural costs [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		4.26%
Loans, financing and debentures		R$ 6,106
Financing for agricultural costs [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		6.30%	6.30%
Loans, financing and debentures			R$ 111,590
Financing for agricultural costs [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		6.34%	6.34%
Loans, financing and debentures		R$ 1,493	R$ 2,436
Financing for agricultural costs [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		3.50%	3.50%
Loans, financing and debentures			R$ 3,078
Financing for agricultural costs [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		7.64%	7.64%
Loans, financing and debentures		R$ 7,930	R$ 9,779
Financing for agricultural costs [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		4.91%	4.91%
Loans, financing and debentures			R$ 25,716
Financing for agricultural costs [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		9.85%
Loans, financing and debentures		R$ 4,147
Financing for agricultural costs [Member]
Financing for agricultural costs
Loans, financing and debentures		R$ 19,676	R$ 201,215
Financing for agricultural costs (USD) [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		7.39%	7.00%
Loans, financing and debentures			R$ 2,564
Financing for agricultural costs (USD) [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		3.66%
Loans, financing and debentures		R$ 16,760
Financing for agricultural costs (USD) [Member]
Financing for agricultural costs
Loans, financing and debentures		R$ 16,760	R$ 2,564
Financing for agricultural costs (PYG) [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		9.60%	8.25%
Loans, financing and debentures		R$ 16,628	R$ 18,101
Financing for agricultural costs (PYG) [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		9.50%	9.50%
Loans, financing and debentures		R$ 6,815	R$ 8,191
Financing for agricultural costs (PYG) [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		8.75%
Loans, financing and debentures		R$ 9,206
Financing for agricultural costs (PYG) [Member]
Financing for agricultural costs
Loans, financing and debentures		R$ 32,649	R$ 26,292
Bahia Project Financing [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		3.50%	3.50%
Loans, financing and debentures		R$ 9,661	R$ 10,373
Bahia Project Financing [Member]
Financing for agricultural costs
Loans, financing and debentures		R$ 9,661	R$ 10,373
Financing of working capital (USD) [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		4.40%
Loans, financing and debentures		R$ 10,840
Financing of working capital (USD) [Member]
Financing for agricultural costs
Loans, financing and debentures		R$ 10,840
Financing of working capital (EUR) [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		1.32%	1.32%
Loans, financing and debentures	[1]		R$ 23,230
Financing of working capital (EUR) [Member]
Financing for agricultural costs
Loans, financing and debentures			R$ 23,230
Financing of Sugarcane [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		6.76%	6.76%
Loans, financing and debentures		R$ 1,230	R$ 1,963
Financing of Sugarcane [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		6.34%	6.34%
Loans, financing and debentures		R$ 32,694	R$ 31,879
Financing of Sugarcane [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		3.76%	3.76%
Loans, financing and debentures			R$ 28,150
Financing of Sugarcane [Member]
Financing for agricultural costs
Loans, financing and debentures		R$ 33,924	R$ 61,992
Debentures [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		106.50%	106.50%
Loans, financing and debentures		R$ 30,897	R$ 58,045
Debentures [Member]
Financing for agricultural costs
Annual interest rates and charges percentage		110.00%	110.00%
Loans, financing and debentures		R$ 31,096	R$ 43,717
Debentures [Member]
Financing for agricultural costs
Loans, financing and debentures		R$ 336,389	346,327
CDI [Member] | Financing for agricultural costs [Member]
Financing for agricultural costs
Loans, financing and debentures			R$ 40,561
CDI [Member] | Financing for agricultural costs [Member] | Top of range [member]
Financing for agricultural costs
Annual interest rates and charges percentage		100.00%	100.00%
CDI [Member] | Financing for agricultural costs [Member] | Bottom of range [member]
Financing for agricultural costs
Annual interest rates and charges percentage		1.80%	1.80%
IPCA [Member] | Debentures [Member]
Financing for agricultural costs
Loans, financing and debentures		R$ 274,396	R$ 244,565
IPCA [Member] | Debentures [Member] | Top of range [member]
Financing for agricultural costs
Annual interest rates and charges percentage		5.37%	5.37%
IPCA [Member] | Debentures [Member] | Bottom of range [member]
Financing for agricultural costs
Annual interest rates and charges percentage		100.00%	100.00%

[1]	EUR – Loan in EUR backed by a swap linked to CDI + 1.85% p.a.